Earnings per share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [abstract]
Weighted-average shares outstanding, basic (in shares)	223.5	224.8	230.2
Weighted-average shares outstanding, diluted (in shares)	224.9	226.9	231.9